Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Loans receivable

Loans receivable are summarized as follows:

	September 30, 2012	September 30, 2011
Loans not covered by loss sharing agreements:
1-4 family residential real estate	$105,514,544	$98,844,828
Commercial real estate	251,379,010	252,037,202
Commercial	16,596,833	17,612,661
Real estate construction	45,369,190	41,726,520
Consumer and other	18,107,198	20,137,875

Loans receivable, net of undisbursed proceeds of loans in process	436,966,775	430,359,086
Less:
Unamortized loan origination fees, net	1,101,481	1,010,480
Allowance for loan losses	8,189,895	9,369,837

Total loans not covered, net	$427,675,399	$419,978,769

Covered Loans Acquired

The carrying amount of covered loans at September 30, 2012 and 2011 consisted of impaired loans at acquisition date and all other acquired loans and are presented in the following tables.

	September 30, 2012
	Impaired Loans at Acquisition	All Other Acquired Loans	Total Covered Loans
Loans covered by loss sharing agreements:
1-4 family residential real estate	$5,619,110	$9,421,190	$15,040,300
Commercial real estate	71,806,980	88,353,272	160,160,252
Commercial	12,081,845	13,885,559	25,967,404
Real estate construction	1,321,752	559,675	1,881,427
Consumer and other	708,832	5,458,309	6,167,141

Loans receivable, gross	91,538,519	117,678,005	209,216,524
Less:
Non-accretable difference	14,285,220	5,096,952	19,382,172
Allowance for covered loan losses	1,793,943	8,546,872	10,340,815
Accretable discount	9,869,297	3,055,050	12,924,347
Discount on acquired performing loans	—	308,728	308,728
Unamortized loan origination fees, net	—	32,146	32,146

Total loans covered, net	$65,590,059	$100,638,257	$166,228,316

	September 30, 2011
	Impaired Loans at Acquisition	All Other Acquired Loans	Total Covered Loans
Loans covered by loss sharing agreements:
1-4 family residential real estate	$8,662,904	$11,261,058	$19,923,962
Commercial real estate	142,358,465	120,903,232	263,261,697
Commercial	10,263,020	22,478,750	32,741,770
Real estate construction	8,059,927	778,764	8,838,691
Consumer and other	866,166	7,715,276	8,581,442

Loans receivable, gross	170,210,482	163,137,080	333,347,562
Less:
Non-accretable difference	61,346,002	7,799,285	69,145,287
Allowance for covered loan losses	—	6,892,425	6,892,425
Accretable discount	16,893,100	4,705,432	21,598,532
Discount on acquired performing loans	—	622,258	622,258
Unamortized loan origination fees, net	—	39,475	39,475

Total loans covered, net	$91,971,380	$143,078,205	$235,049,585

Accretable Discount on Acquired Loans

The following table documents changes in the accretable discount on acquired loans during the years ended September 30, 2012 and 2011:

	Impaired Loans At Acquisition	All Other Acquired Loans	Total Covered Loans
Balance, September 30, 2010	$10,166,664	$8,476,672	$18,643,336
Accretable yield acquired	11,203,405	—	11,203,405
Loan accretion	(4,476,969)	(3,771,240)	(8,248,209)

Balance, September 30, 2011	16,893,100	4,705,432	21,598,532
Loan accretion	(7,023,803)	(1,650,382)	(8,674,185)

Balance, September 30, 2012	$9,869,297	$3,055,050	$12,924,347

Allowance for Loan Losses

The following is a summary of transactions during the years ended September 30, 2012, 2011 and 2010  in the allowance for loan losses on loans covered by loss sharing:

	September 30,
	2012	2011	2010
Balance, beginning of year	$6,892,425	$15,553,536	$23,832,265
Loans charged-off (gross)	(6,700,215)	(16,103,611)	(10,786,622)
Recoveries on loans previously charged-off	744,850	1,442,500	404,716
Provision for loan losses charged to FDIC receivable	8,202,159	4,800,000	1,682,542
Provision for loan losses charged to operations	1,201,596	1,200,000	420,635

Balance, end of year	$10,340,815	$6,892,425	$15,553,536

Changes in Carrying Value of FDIC Receivable

The following table documents changes in the carrying value of the FDIC receivable for loss sharing agreements relating to covered loans and other real estate owned during the years ended September 30, 2012 and 2011:

	September 30,
	2012	2011

Balance, beginning of year	$96,777,791	$89,824,798
Fair value of FDIC receivable for loss sharing agreements at acquisition	—	51,555,999
Receipt of payments from FDIC	(80,528,485)	(53,615,832)
Accretion of fair value adjustment	1,461,779	1,035,125
Recovery of previous loss reimbursements	(3,252,736)	(3,617,003)
Provisions for estimated losses on covered assets	15,976,659	4,800,000
External expenses qualifying under loss sharing agreements	4,700,525	6,794,704

Balance, end of year	$35,135,533	$96,777,791

Impaired Loans Not Covered by Loss Sharing

Impaired loans not covered by loss sharing, segregated by class of loans were as follows:

September 30, 2012

				Year Ended September 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
1-4 family residential real estate	$2,500,824	$2,982,895	$—	$2,867,188	$31,122
Commercial real estate	12,469,240	14,063,513	—	13,689,972	568,615
Commercial	2,847,862	2,860,935	—	2,908,659	95,676
Real estate construction	5,925	34,844	—	32,735	296

Grand Total:	$17,823,851	$19,942,187	$—	$19,498,554	$695,709

There were no recorded allowances for impaired loans not covered by loss sharing at September 30, 2012. The recorded investment in accruing troubled debt restructured loans at September 30, 2012 totaled $14,420,575 and are included in the impaired loan table above.

September 30, 2011

				Year Ended September 30, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
1-4 family residential real estate	$5,854,706	$5,934,610	$—	$5,970,816	$111,556
Commercial real estate	7,345,478	7,548,674	—	7,443,685	290,456
Commercial	2,425,539	2,430,884	—	3,216,788	88,665
Real estate construction	1,577,590	1,577,590	—	1,593,908	78,181

Subtotal:	17,203,313	17,491,758	—	18,225,197	568,858
With an allowance recorded:
1-4 family residential real estate	$—	$—	$—	$—	$—
Commercial real estate	2,881,355	2,881,355	1,162,795	2,950,237	63,857
Commercial	64,568	63,318	66,818	74,431	—
Real estate construction	—	—	—	—	—

Subtotal:	2,945,923	2,946,673	1,229,613	3,024,668	63,857
Totals:
1-4 family residential real estate	$5,854,706	$5,934,610	$—	$5,970,816	$111,556
Commercial real estate	10,226,833	10,430,029	1,162,795	10,393,922	354,313
Commercial	2,490,107	2,496,202	66,818	3,291,219	88,665
Real estate construction	1,577,590	1,577,590	—	1,593,908	78,181

Grand Total:	$20,149,236	$20,438,431	$1,229,613	$21,249,865	$632,715

Allowances for Loan Losses

Allowance for loan losses	Year Ended September 30, 2010
Balance, at beginning of year	$9,331,612
Charge-offs	(5,407,747)
Recoveries	73,230
Provision	5,800,000

Ending balance	$9,797,095

Summary of Activity With Respect to Aggregate Loans

The following is a summary of activity with respect to such aggregate loans to these individuals and their associates and affiliated companies:

	September 30,
	2012	2011
Beginning balance	$1,521,462	$10,102,736
Additions to new officer loans	—	817,443
Repayments	(718,505)	(9,398,717)

Ending balance	$802,957	$1,521,462

Troubled Debt Restructurings

For the years ended September 30, 2012 and 2011, the following tables present a breakdown of the types of concessions determined to be troubled debt restructurings (“TDRs”) during the period by loan class.

	Accruing Loans			Nonaccrual Loans
	Year Ended September 30, 2012			Year Ended September 30, 2012
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	Loans	Recorded Investment	Recorded Investment	Loans	Recorded Investment	Recorded Investment
Below market interest rate
Commercial Real Estate	10	$4,854,691	$4,802,649	—	$—	$—
Commercial	1	2,656,363	2,624,018	—	—	—

Total	11	$7,511,054	$7,426,667	—	$—	$—

Payment structure modification
Commercial Real Estate	2	$94,792	$94,792	1	$131,841	$131,022

Total	2	$94,792	$94,792	1	$131,841	$131,022

Grand Total	13	$7,605,846	$7,521,459	1	$131,841	$131,022

	Accruing Loans			Nonaccrual Loans
	Year Ended September 30, 2011			Year Ended September 30, 2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	loans	Recorded Investment	Recorded Investment	loans	Recorded Investment	Recorded Investment
Extended payment terms
Commercial Real Estate	—	$—	$—	1	$918,268	$918,268

Total	—	$—	$—	1	$918,268	$918,268

Payment structure modification
1-4 Family Residential Real Estate	1	$61,633	$61,633	—	$—	$—
Commercial Real Estate	4	3,669,828	3,669,828	1	57,834	57,834
Commercial Non Real Estate	1	1,987,378	1,987,378	1	24,269	24,269
Real Estate Construction	9	1,551,298	1,551,298	—	—	—

Total	15	$7,270,137	$7,270,137	2	$82,103	$82,103

Grand Total	15	$7,270,137	$7,270,137	3	$1,000,371	$1,000,371

Past Due Loans
Age Analysis of Past Due Loans

An age analysis of past due loans not covered by loss sharing, segregated by class of loans at September 30, 2012 and 2011 were as follows:

September 30, 2012

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans	Loans > 90 Days Accruing
1-4 family residential real estate	$1,460,017	$621,257	$2,081,274	$103,433,270	$105,514,544	$401,726
Commercial real estate	1,459,472	—	1,459,472	249,919,538	251,379,010	—
Commercial	145,001	—	145,001	16,451,832	16,596,833	—
Real estate construction	—	—	—	45,369,190	45,369,190	—
Consumer and other	125,054	—	125,054	17,982,144	18,107,198	—

	$3,189,544	$621,257	$3,810,801	$433,155,974	$436,966,775	$401,726

September 30, 2011

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
1-4 family residential real estate	$1,261,293	$2,434,213	$3,695,506	$95,149,322	$98,844,828	$—
Commercial real estate	3,073,129	1,671,035	4,744,164	247,293,038	252,037,202	—
Commercial	315,882	160,558	476,440	17,136,221	17,612,661	—
Real estate construction	—	26,291	26,291	41,700,229	41,726,520	—
Consumer and other	197,125	—	197,125	19,940,750	20,137,875	—

	$4,847,429	$4,292,097	$9,139,526	$421,219,560	$430,359,086	$—

Non Covered Loans
Allowance for Loan Losses

The following tables are a summary of transactions in the allowance for loan losses on loans not covered by loss sharing by portfolio segment:

	Year ended September 30, 2012
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Unallocated	Total

Allowance for loan losses:
Balance at beginning of year	$633,364	$5,972,310	$821,830	$1,065,512	$48,276	$828,545	$9,369,837
Charge-offs	(1,180,899)	(2,824,917)	(408,314)	(28,919)	(87,735)	—	(4,530,784)
Recoveries	3,881	359	41,473	—	5,129	—	50,842
Provision	1,423,508	2,332,380	256,605	(749,464)	113,957	(76,986)	3,300,000

Ending balance	$879,854	$5,480,132	$711,594	$287,129	$79,627	$751,559	$8,189,895

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—		$—

Loans:
Ending balance	$105,514,544	$251,379,010	$16,596,833	$45,369,190	$18,107,198		$436,966,775

Ending balance: individually evaluated for impairment	$2,500,824	$12,469,240	$2,847,862	$5,925	$—		$17,823,851

	Year Ended September 30, 2011
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Unallocated	Total

Allowance for loan losses:
Balance at beginning of year	$1,023,078	$6,103,391	$623,479	$1,236,169	$79,149	$731,829	$9,797,095
Charge-offs	(600,210)	(957,064)	(517,435)	(21,822)	(151,992)	—	(2,248,523)
Recoveries	63,310	—	36,756	159	21,040	—	121,265
Provision	147,186	825,983	679,030	(148,994)	100,079	96,716	1,700,000

Ending balance	$633,364	$5,972,310	$821,830	$1,065,512	$48,276	$828,545	$9,369,837

Ending balance: individually evaluated for impairment	$—	$1,162,795	$66,818	$—	$—		$1,229,613

Loans:
Ending balance	$98,844,828	$252,037,202	$17,612,661	$41,726,520	$20,137,875		$430,359,086

Ending balance: individually evaluated for impairment	$5,854,706	$10,226,833	$2,490,107	$1,577,590	$—		$20,149,236

Age Analysis of Past Due Loans

Nonaccrual and Past Due Loans. Nonaccrual loans not covered by loss sharing, segregated by class of loans were as follows:

	September 30, 2012	September 30, 2011
1-4 family residential real estate	$2,038,340	$5,793,073
Commercial real estate	771,711	5,339,730
Commercial	191,499	438,161
Real estate construction	—	26,291
Consumer and other	42,363	96,954

Total	$3,043,913	$11,694,209

Risk Grades of Loan Portfolio

The following table presents the risk grades of the loan portfolio not covered by loss sharing, segregated by class of loans:

September 30, 2012

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Pass (1-4)	$97,045,428	$217,582,908	$13,252,993	$44,075,754	$17,357,541	$389,314,624
Special Mention (5)	3,525,488	11,396,970	93,033	286,505	559,982	15,861,978
Substandard (6)	4,943,628	22,399,132	3,250,807	1,006,931	189,675	31,790,173
Doubtful (7)	—	—	—	—	—	—
Loss (8)	—	—	—	—	—	—

Total not covered loans	$105,514,544	$251,379,010	$16,596,833	$45,369,190	$18,107,198	$436,966,775

September 30, 2011

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Pass (1-4)	$89,121,799	$210,707,732	$13,629,735	$33,824,113	$19,539,636	$366,823,015
Special Mention (5)	3,486,324	25,456,968	448,711	6,230,194	381,414	36,003,611
Substandard (6)	6,236,705	15,756,651	3,373,657	1,672,213	212,093	27,251,319
Doubtful (7)	—	115,851	160,558	—	4,732	281,141
Loss (8)	—	—	—	—	—	—

Total not covered loans	$98,844,828	$252,037,202	$17,612,661	$41,726,520	$20,137,875	$430,359,086

Covered Loans
Allowance for Loan Losses

The following tables detail the nonaccretable discount and allowance for loan losses on loans covered by loss sharing by portfolio segment.

	Year Ended September 30, 2012
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total

Non-accretable differences [1]:
Balance at beginning of year	$3,429,923	$61,165,928	$7,706,431	$2,970,506	$764,924	$76,037,712
Charge-offs	(1,515,979)	(49,170,125)	(6,664,343)	(2,533,954)	(390,044)	(60,274,445)
Recoveries	7,665	394,841	4,150,489	—	2,970	4,555,965
Provision for loan losses charged to FDIC receivable	85,717	4,165,963	2,907,496	96,225	946,758	8,202,159
Provision for loan losses charged to operations	3,383	928,599	242,681	5,578	21,355	1,201,596

Ending balance	$2,010,709	$17,485,206	$8,342,754	$538,355	$1,345,963	$29,722,987

Covered loans:
Ending contractual balance	$15,040,300	$160,160,252	$25,967,404	$1,881,427	$6,167,141	$209,216,524

[1]	Amounts include the allowance for covered loan losses.

	Year Ended September 30, 2011
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total

Non-accretable differences [1]:
Balance at beginning of year	$1,856,851	$39,160,920	$23,266,859	$2,497,018	$1,632,467	$68,414,115
Charge-offs	(53,748)	(24,943,324)	(20,020,399)	(2,811,511)	(1,887,271)	(49,716,253)
Recoveries	67,943	1,220,753	3,334,031	74,875	41,249	4,738,851
Acquisition	1,310,279	41,265,945	1,060,365	2,962,061	2,349	46,600,999
Provision for loan losses charged to FDIC receivable	198,879	3,569,308	52,460	198,449	780,904	4,800,000
Provision for loan losses charged to operations	49,719	892,326	13,115	49,614	195,226	1,200,000

Ending balance	$3,429,923	$61,165,928	$7,706,431	$2,970,506	$764,924	$76,037,712

Covered loans:
Ending contractual balance	$19,923,962	$263,261,697	$32,741,770	$8,838,691	$8,581,442	$333,347,562

[1]	Amounts include the allowance for covered loan losses.

Age Analysis of Past Due Loans

An age analysis of past due loans covered by loss sharing, segregated by class of loans at September 30, 2012 and 2011 were as follows:

September 30, 2012

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans [1]	Loans > 90 Days Accruing [2]
1-4 family residential real estate	$734,789	$834,569	$1,569,358	$11,460,232	$13,029,590	$834,570
Commercial real estate	6,546,132	20,588,187	27,134,319	115,540,726	142,675,045	20,588,187
Commercial	917,019	2,984,197	3,901,216	13,723,435	17,624,651	2,984,197
Real estate construction	—	—	—	1,343,072	1,343,072	—
Consumer and other	55,441	391,755	447,196	4,373,983	4,821,179	391,754

	$8,253,381	$24,798,708	$33,052,089	$146,441,448	$179,493,537	$24,798,708

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.
[2]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

September 30, 2011

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans [1]	Loans > 90 Days and Accruing [2]
1-4 family residential real estate	$1,263,640	$1,852,536	$3,116,176	$13,377,864	$16,494,040	$1,852,536
Commercial real estate	6,890,156	19,890,694	26,780,850	175,314,919	202,095,769	19,890,694
Commercial	1,840,322	4,854,955	6,695,277	18,340,062	25,035,339	4,854,955
Real estate construction	—	3,617,000	3,617,000	2,251,184	5,868,184	3,617,000
Consumer and other	233,527	142,184	375,711	7,440,807	7,816,518	142,184

	$10,227,645	$30,357,369	$40,585,014	$216,724,836	$257,309,850	$30,357,369

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.
[2]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

Risk Grades of Loan Portfolio

The following tables present the risk grades, ignoring grade enhancement provided by the FDIC loss sharing, of the loan portfolio covered by loss sharing agreements, segregated by class of loans at September 30, 2012 and 2011. Numerical risk ratings 5-8 constitute classified assets for regulatory reporting; however, regulatory authorities consider the FDIC loss sharing percentage of either 80% or 95%, as applicable, as a reduction of the regulatory classified balance for covered loans.

September 30, 2012

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Numerical risk rating (1-4)	$7,153,464	$56,448,239	$6,912,992	$—	$4,011,268	$74,525,963
Numerical risk rating (5)	2,223,780	27,564,628	4,040,798	1,343,072	224,720	35,396,998
Numerical risk rating (6)	3,217,548	54,282,789	5,127,288	—	581,495	63,209,120
Numerical risk rating (7)	434,798	4,379,389	1,543,573	—	3,696	6,361,456
Numerical risk rating (8)	—	—	—	—	—	—

Total covered loans [1]	$13,029,590	$142,675,045	$17,624,651	$1,343,072	$4,821,179	$179,493,537

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.

September 30, 2011

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Numerical risk rating (1-4)	$10,693,680	$103,968,632	$12,378,784	$2,251,184	$6,563,123	$135,855,403
Numerical risk rating (5)	1,266,882	25,350,072	1,773,795	—	292,054	28,682,803
Numerical risk rating (6)	4,018,325	63,319,301	5,879,654	3,617,000	913,673	77,747,953
Numerical risk rating (7)	515,153	9,457,764	5,003,106	—	47,668	15,023,691
Numerical risk rating (8)	—	—	—	—	—	—

Total covered loans [1]	$16,494,040	$202,095,769	$25,035,339	$5,868,184	$7,816,518	$257,309,850

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.